Note 2 - Summary of Significant Accounting Policies (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6.6	14.4	13.3
Maximum [Member]
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	3 years